TAXES ON INCOME - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of year	$ 80,005	$ 77,047
Increases in tax positions for prior years	1,262	2,729
Increases in tax positions for current year	11,712	6,031
Expiry of the statute of limitations	(2,855)	(5,802)
Uncertain tax positions, end of year	$ 90,124	$ 80,005